Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 190,960	$ 207,393
Accounts receivable, net of allowance for doubtful accounts and customer deductions of $10,567 and $5,353 as of December 31, 2013 and 2012, respectively	643,083	352,142
Inventories	594,291	332,268
Prepaid expenses and other current assets	32,101	20,915
Federal and state income taxes receivable	22,958	65,488
Deferred income taxes	47,616	0
Total current assets	1,531,009	978,206
Property, plant, and equipment, net	2,805,704	1,366,069
Goodwill	526,789	67,160
Other intangible assets, net	310,539	38,283
Other long-term assets	69,738	45,223
Total assets	5,243,779	2,494,941
Current liabilities:
Current maturities of long-term debt	39,000	15,000
Capital lease obligations	1,030	964
Accounts payable	357,432	117,510
Dividends payable	39,297	0
Deferred income taxes	0	2,414
Accrued liabilities	214,058	122,696
Accrued interest	9,722	3,676
Total current liabilities	660,539	262,260
Long-term liabilities:
Long-term debt	2,508,845	778,630
Capital lease obligations	23,874	24,904
Deferred income taxes	434,835	125,109
Compensation and benefits	193,548	164,538
Alternative energy tax credits reserve	0	102,051
Other long-term liabilities	65,318	29,229
Total long-term liabilities	3,226,420	1,224,461
Commitments and contingent liabilities
Stockholders' equity:
Common stock, par value $0.01 per share, 300,000 shares authorized, 98,172 and 98,143 shares issued as of December 31, 2013 and 2012, respectively	982	981
Additional paid in capital	401,761	378,794
Retained earnings	1,019,101	742,487
Accumulated other comprehensive loss	(65,024)	(114,042)
Total stockholders' equity	1,356,820	1,008,220
Total liabilities and stockholders' equity	$ 5,243,779	$ 2,494,941